Cover	Mar. 01, 2021	Nov. 05, 2020
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Feb. 28, 2021
Entity Registrant Name		INSEEGO CORP.
Entity Central Index Key		0001022652
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38358
Entity Tax Identification Number		81-3377646
Entity Address, Address Line One		12600 Deerfield Parkway
Entity Address, Address Line Two		Suite 100
Entity Address, City or Town		Alpharetta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30004
City Area Code		858
Local Phone Number		812-3400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Common Stock, par value $0.001 per share
Entity Listings [Line Items]
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		INSG
Security Exchange Name		NASDAQ
Preferred Stock Purchase Rights
Entity Listings [Line Items]
Title of 12(b) Security		Preferred Stock Purchase Rights